Changes in Capital Accounts, Preferred Stock (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 01, 2023 USD ($) $ / shares	Jan. 26, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Dec. 31, 2025 USD ($) Class $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.01	$ 0.01
Payment of dividends on preferred shares | $									$ 1,831	$ 1,833	$ 1,889
Deemed dividend to aggregate measurement of down round feature | $									$ 0	$ 0	$ 9,809
Common Stock [Member]
Preferred Stock [Abstract]
Series C preferred shares converted to common shares (in shares)										82,482	1,064,207
Market Value of Common Stock [Member] | Common Stock [Member]
Preferred Stock [Abstract]
Series C preferred shares converted to common shares (in shares)										82,482	225,447
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,200,000
Preferred stock, shares issued (in shares)									50,726	50,726
Preferred stock, shares outstanding (in shares)									50,726	50,726
Liquidation preference | $									$ 1,268	$ 1,268
Dividend rate percentage											4.00%
Number of trading days used to calculate volume-weighted average price of common stock									10 days
Conversion price per share (in dollars per share) | $ / shares												$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares									$ 25
Preferred stock, redemption period									15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares									$ 25
Payment of dividends on preferred shares | $									$ 51	$ 52	$ 55
Dividends paid per share (in dollars per share) | $ / shares									$ 1	$ 1	$ 0.75
Accrued dividends payable | $									$ 2	$ 2
Series B Preferred Shares converted into Series C Preferred Shares (in shares)											85,535
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									0	0
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									0	0
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)									1,587,314
Preferred stock, shares issued (in shares)									1,423,912	1,423,912
Preferred stock, shares outstanding (in shares)									1,423,912	1,423,912
Liquidation preference | $									$ 35,598	$ 35,598
Dividend rate percentage									5.00%		5.00%
Number of trading days used to calculate volume-weighted average price of common stock									10 days
Conversion price per share (in dollars per share) | $ / shares	$ 1.36	$ 2.6							$ 0.5
Number of shares issued upon conversion (in shares)												2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares									$ 25
Preferred stock, redemption period									15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares									$ 25
Common stock, number of shares tendered for exchange (in shares)										4,460	12,224
Payment of dividends on preferred shares | $									$ 1,780	$ 1,781	$ 1,834
Dividends paid per share (in dollars per share) | $ / shares									$ 1.25	$ 1.25	$ 1.25
Accrued dividends payable | $									$ 79	$ 84
Multiplier used to determine number of votes									10
Number of voting classes | Class									1
Period after date of original issuance that shares can be converted to common shares									6 months
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares)											171,070
Maximum percentage of authorized preferred shares outstanding for mandatory conversion									25.00%
Percentage of common stock conversion price									130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock									25.00%
Deemed dividend to aggregate measurement of down round feature | $	$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539			$ 9,809
Series C Preferred Stock [Member] | Treasury Yield [Member]
Preferred Stock [Abstract]
Measurement input									5 years
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares									$ 0.5
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term									1 year
Series C Preferred Stock [Member] | Minimum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input									0.8683
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term									5 years
Series C Preferred Stock [Member] | Maximum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input									1.1814
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									1,314,792	1,314,792
Payment of dividends on preferred shares | $									$ 1,643	$ 1,643	$ 1,643
Accrued dividends payable | $									$ 78	$ 77
Series C Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)									56,342	56,342